FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity Maturity profile (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 132,758,299		¥ 133,826,736
Net current liabilities	3,467,000	$ 544,010	16,364,356
Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	22,805,998		12,597,276
Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	42,125,186		43,014,564
Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	19,275,700		19,009,960
Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	5,400,000		2,400,000
Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,219,330		20,738,030
Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	10,390,599		11,126,381
Financial Liabilities At Fair Value Through Profit Or Loss [Member]
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	68,871		26,684
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,497,831		7,972,469
Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,469,341		1,497,018
Trade and notes payables [member]
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,505,443		15,444,354
Within 1 year
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	49,996,561		61,867,300
Within 1 year | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,590,204		1,151,332
Within 1 year | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	5,859,115		3,629,014
Within 1 year | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,000,000		7,109,960
Within 1 year | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	5,400,000		2,400,000
Within 1 year | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,219,330		20,738,030
Within 1 year | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,620,867		2,935,356
Within 1 year | Financial Liabilities At Fair Value Through Profit Or Loss [Member]
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	68,871		26,684
Within 1 year | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,497,831		7,972,469
Within 1 year | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	234,900		460,101
Within 1 year | Trade and notes payables [member]
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,505,443		15,444,354
Between 1 and 2 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	20,061,389		12,476,551
Between 1 and 2 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,473,711		473,410
Between 1 and 2 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	11,837,652		6,702,688
Between 1 and 2 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,400,000		3,000,000
Between 1 and 2 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,147,795		2,105,844
Between 1 and 2 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	202,231		194,609
2 to 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	28,083,393		27,922,385
2 to 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,347,713		1,263,824
2 to 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,771,437		15,638,088
2 to 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,875,700		6,900,000
2 to 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,941,541		4,046,106
2 to 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	147,002		74,367
Over 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	34,616,956		31,560,500
Over 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,394,370		9,708,710
Over 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	14,656,982		17,044,774
Over 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,000,000		2,000,000
Over 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,680,396		2,039,075
Over 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 885,208		¥ 767,941